Inventories (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Inventory [Line Items]
Inventory Valuation Reserves	¥ 89,147		¥ 31,930	¥ 4,208	$ 12,840
Inventory Write-down	¥ 89,147	$ 12,840	¥ 31,930	¥ 4,208